GOODWILL (Details) - Goodwill - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 4,988	$ 5,702
Acquisitions through business combinations	0	24
Impairment losses	0	(661)
Foreign currency translation	30	(77)
Balance at end of period	$ 5,018	$ 4,988